STOCK BASED COMPENSATION	12 Months Ended
Dec. 28, 2025
STOCK BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 9 – STOCK-BASED COMPENSATION

In 2019, we adopted the BT Brands, Inc. 2019 Incentive Plan (the “Plan”), under which the Company, as of December 28, 2025, may grant up to 1,000,000 stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance stock units, and other stock and cash awards to eligible participants.

Stockholders have authorized the 1,000,000 shares available for grant under the 2019 Plan. As of December 28, 2025, there were 718,250 shares available for a grant under the 2019 Plan.

In July 2025, the Board approved a grant of 62,500 options with an exercise price of $1.50 per share. This grant included 22,500 fully vested one-year options and 40,000 options, which vested 20% on the grant date and an additional 20% on each of the following four anniversary dates.

In 2024, we issued 15,000 ten-year options to the then-existing outside members of our Board of Directors to purchase shares at $1.61 per share, and we also granted 5,000 fully vested options to a new Board member to purchase shares at $1.70 per share.

In 2023, outside of the 2019 Plan, we issued a consultant a warrant to purchase 100,000 shares at $2.50 per share, valid for seven years, with the warrants vesting monthly for over five years, provided the consultant remains in this capacity. Assuming the consulting agreement continues for its full term, we project we will recognize approximately $80,000 in stock-based compensation, including $32,000 in 2026 and 2027 and $16,000 in 2028.

As outlined in each agreement, stock options granted to employees and directors vest and expire as determined at the date of grant. Compensation expense equal to the fair value of the options at the grant date is recognized in general and administrative costs over the applicable service period. Stock-based compensation expense for 2025 was $141,000. Based on current estimates, we project approximately $121,000 in stock-based compensation expense related to options and consultant warrants over the next four years, including approximately $49,000 in 2026, $43,000 in 2027, $24,000 in 2028, and $5,000 in 2029.

On February 27, 2023, the board of directors’ Compensation Committee approved an “Incentive Shares” proposal wherein, so long as the Company’s publicly traded warrants are outstanding, senior management will be granted 250,000 shares of common stock as an award upon our share price reaching $8.50 per share for twenty consecutive trading days. The total estimated grant-date fair value of the award was determined using a lattice model with assumptions similar to those used for the stock option calculation. The total of this award was determined to be $265,000. For 2025, stock-based compensation expenses for this award totaled approximately $36,000.

We utilize the Simplified Method and the Black-Scholes option pricing model at the date of grant when determining the compensation cost associated with stock options issued using the following significant assumptions:

•	Stock price – Published trading market values of our common stock as of the grant date;
•	Exercise price – The stated exercise price of the stock option;
•	Expected life – The simplified method;
•	Expected dividend – The rate of dividends expected to be paid over the term of the stock option;
•	Volatility – Estimated volatility;
•	Risk-free interest rate – The daily US Treasury yield corresponding to the expected life of the award.

Information regarding our stock options, including consultant warrants, is summarized below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2023	319,250	$2.62	7.6	$-
Granted	20,000	1.64	9.3	-
Exercised	-	-	-	-
Canceled, forfeited, or expired	-	-	-	-
Options outstanding at December 29, 2024	339,250	$2.53	7.4	$-
Options exercisable on December 29, 2024	169,554	2.65	6.8	$-
Granted	62,500	1.50	9.3	-
Exercised	-	-	-	-
Canceled, forfeited, or expired	(20,000)	2.5	-	-
Options outstanding at December 28, 2025	381,750	$2.40	6.6	$-
Options exercisable on December 28, 2025	251,889	$2.47	5.8	$-

The Black-Scholes option-pricing model was used to estimate the fair value of stock options at the grant date, with the following weighted-average assumptions applied to grants during the year ended December 28, 2025.

	2025	2024
The average fair value of options granted during the period	$0.83	$1.14
Expected average life (in years)	2.5	6.0
Expected dividend	-	-
Expected stock volatility	65%	63%
Risk-free interest rate	4.19%	3.75%